ALLOWANCE FOR CREDIT LOSSES - NARRATIVE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Provision for credit losses	$ (20,342)	$ (13,985)	$ (36,745)	$ (23,933)	$ (59,134)	$ (11,109)
Allowance for credit losses	35,253	41,055	35,253	41,055	34,092	17,122	$ 30,875	$ 27,070	$ 6,013
Transaction-based revenues
Disaggregation of Revenue [Line Items]
Provision for credit losses	19,000	13,400	34,900	23,300	(58,000)	(11,100)
Allowance for credit losses	32,900	40,400	32,900	40,400	33,500	$ 17,100
Other revenues
Disaggregation of Revenue [Line Items]
Provision for credit losses	1,300	600	1,800	600	1,100
Allowance for credit losses	$ 2,400	$ 700	$ 2,400	$ 700	$ 600